Going Concern	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

4. Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. The Company does not have adequate liquidity to fund its operations through at least twelve months from the date these financial statements were available for issuance. The Company has an accumulated deficit 55,082,677 as of year-end December 31, 2023 and $43,509,964, as of year-end December 31, 2022 and has had negative cash flows from operating activities for the year ended December 31, 2023. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. To continue in existence and expand its operations, the Company will be required to, and management plans to, raise additional working capital through an equity or debt offering and ultimately attain profitable operations. If the Company is not able to raise additional working capital, it would have a material adverse effect on the operations of the Company and continuing research and development of its product. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent upon its ability to continue receiving working capital cash payments and generating cash flow from operations.